ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2010
ACCRUED LIABILITIES
ACCRUED LIABILITIES

23. ACCRUED LIABILITIES

	December 31,
	2010	2009
Accruals for services	$365,447	$232,897
Accruals for taxes	186,492	243,083
Accrued payroll and vacation	159,171	210,372
Interest payable on debt	76,804	127,953
Accruals for payments to social funds	11,890	12,396

Total accrued liabilities	$799,804	$826,701